UNITED STATES SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number:	(811-05215)

Exact name of registrant as specified in charter:	Putnam Tax Exempt Money Market Fund

Address of principal executive offices:	One Post Office Square, Boston, Massachusetts 02109

Name and address of agent for service:	Robert T. Burns, Vice President One Post Office Square Boston, Massachusetts 02109

Copy to:	John W. Gerstmayr, Esq. Ropes & Gray LLP 800 Boylston Street Boston, Massachusetts 02199-3600

Registrant’s telephone number, including area code:	(617) 292-1000

Date of fiscal year end:	September 30, 2014

Date of reporting period:	December 31, 2013

Item 1. Schedule of Investments:

Putnam Tax Exempt Money Market Fund

The fund's portfolio
12/31/13 (Unaudited)

Key to holding's abbreviations
FHLMC Coll. — Federal Home Loan Mortgage Corporation Collateralized
FNMA Coll. — Federal National Mortgage Association Collateralized
LOC — Letter of Credit
VRDN — Variable Rate Demand Notes, which are floating-rate securities with long-term maturities that carry coupons that reset and are payable upon demand either daily, weekly or monthly. The rate shown is the current interest rate at the close of the reporting period.
MUNICIPAL BONDS AND NOTES (92.3%)(a)
	Rating(RAT)	Principal amount	Value

California (6.6%)

CA Edl. Fac. Auth. VRDN (Stanford U.), Ser. L, 0.03s, 10/1/22(M)	VMIG1	$800,000	$800,000

CA Hlth. Fac. Fin. Auth. VRDN (Scripps Hlth.), Ser. B, 0.03s, 10/1/42(M)	VMIG1	500,000	500,000

CA Statewide Cmnty. Dev. Auth. VRDN (Kaiser Permanente), Ser. E, 0.04s, 11/1/36(M)	A-1	500,000	500,000

San Francisco City & Cnty., Multi-Fam. Hsg. VRDN, Ser. A, FHLMC Coll., 0.03s, 8/1/30(M)	A-1+	1,200,000	1,200,000

			3,000,000
Connecticut (1.5%)

CT State Hlth. & Edl. Fac. Auth. VRDN (Yale U.), Ser. V-1, 0.01s, 7/1/36(M)	VMIG1	700,000	700,000

			700,000
Delaware (1.5%)

DE State Hlth. Facs. Auth. VRDN (Christiana Care), Ser. A, 0.03s, 10/1/38(M)	VMIG1	700,000	700,000

			700,000
Idaho (1.6%)

ID State U. Foundation VRDN (E & Thelma Stephens Project), Ser. L, 0.06s, 5/1/21 (Wells Fargo Bank N.A. (LOC))(M)	VMIG1	715,000	715,000

			715,000
Illinois (6.9%)

Channahon, VRDN (Morris Hosp.), Ser. B, 0.05s, 12/1/32 (U.S. Bank, N.A. (LOC))(M)	A-1+	750,000	750,000

IL Dev. Fin. Auth. VRDN (North Shore Country Day), 0.07s, 7/1/33 (Northern Trust Co. (LOC))(M)	VMIG1	900,000	900,000

IL Edl. Fac. Auth. VRDN (Lake Forest Open Lands), 0.07s, 8/1/33 (Northern Trust Co. (LOC))(M)	A-1+	800,000	800,000

IL Fin. Auth. VRDN (U. of Chicago), Ser. B, 0.05s, 7/1/34(M)	VMIG1	678,000	678,000

			3,128,000
Indiana (4.3%)

IN State Dev. Fin. Auth. Ed. Fac. VRDN (IN Museum of Art), 0.05s, 2/1/39 (JPMorgan Chase Bank, N.A. (LOC))(M)	VMIG1	800,000	800,000

IN State Fin. Auth. VRDN (Ascension Hlth.), Ser. E-7, 0.05s, 11/15/33(M)	VMIG1	500,000	500,000

Indianapolis Multi-Fam. Hsg. VRDN (Capital Place-Covington), FNMA Coll., 0.05s, 5/15/38(M)	A-1+	650,000	650,000

			1,950,000
Kentucky (1.8%)

Christian Cnty., Assn. of Cnty. Leasing Trust VRDN, Ser. B, 0.03s, 8/1/37 (U.S. Bank, N.A. (LOC))(M)	VMIG1	800,000	800,000

			800,000
Maryland (2.0%)

County of Howard Commercial Paper, 0.13s, 3/3/14	P-1	400,000	400,000

Johns Hopkins University Commercial Paper, Ser. B, 0.07s, 1/6/14	P-1	500,000	500,000

			900,000
Massachusetts (5.5%)

MA Hlth. & Edl. Facs. Auth. Commercial Paper (Havard U.), Ser. EE, 0.08s, 1/9/14	P-1	500,000	500,000

MA State VRDN (Construction Loan), Ser. A, 0.02s, 3/1/26(M)	VMIG1	500,000	500,000

MA State Hlth. & Edl. Fac. Auth. VRDN
(Wellesley College), Ser. G, 0.02s, 7/1/39(M)	VMIG1	885,000	885,000
(Partners Hlth. Care Syst.), Ser. D-5, 0.02s, 7/1/17(M)	VMIG1	300,000	300,000
(Harvard U.), Ser. R, 0.01s, 11/1/49(M)	VMIG1	300,000	300,000

			2,485,000
Minnesota (4.9%)

Anoka & Ramsey Cntys., North Suburban Hosp. Dist. VRDN (Hlth. Ctr.), 0.06s, 8/1/14 (Wells Fargo Bank N.A. (LOC))(M)	A-1+	200,000	200,000

Minnetonka, Hsg. Fac. VRDN (Beacon Hill), FNMA Coll., 0.05s, 5/15/34(M)	VMIG1	395,000	395,000

MN State Higher Ed. Fac. Auth. VRDN (St. Olaf College), Ser. 5-M2, 0.05s, 10/1/20 (Harris, N.A. (LOC))(M)	VMIG1	805,000	805,000

Rochester, Hlth. Care Fac. VRDN (Mayo Clinic), Ser. B, 0.05s, 11/15/38(M)	VMIG1	800,000	800,000

			2,200,000
Mississippi (1.7%)

MS Bus. Fin. Corp. Gulf Opportunity Zone VRDN (Chevron USA, Inc.), Ser. B, 0.02s, 12/1/30(M)	VMIG1	275,000	275,000

MS State Bus. Fin. Commission Gulf Opportunity Zone VRDN (Chevron USA, Inc.), Ser. E, 0.02s, 12/1/30(M)	VMIG1	500,000	500,000

			775,000
Missouri (4.1%)

MO State Hlth. & Edl. Fac. Auth. VRDN
(BJC Hlth. Syst.), Ser. E, 0.04s, 5/15/38(M)	VMIG1	750,000	750,000
(Washington U. (The)), Ser. A, 0.03s, 9/1/30(M)	VMIG1	600,000	600,000

University of Missouri Commercial Paper, Ser. A, 0.1s, 2/4/14	P-1	500,000	500,000

			1,850,000
Montana (2.1%)

MT Fac. Fin. Auth. VRDN (Sisters of Charity of Leavenworth), Ser. A, 0.04s, 12/1/25(M)	Aa3	935,000	935,000

			935,000
Nevada (2.5%)

Reno, Sales Tax VRDN (Reno Trans. Rail Access Corridor (ReTRAC)), 0.05s, 6/1/42 (Bank of NY Mellon (LOC))(M)	VMIG1	1,130,000	1,130,000

			1,130,000
New Jersey (4.5%)

NJ Edl. Facs. Auth. Commercial Paper, 0.07s, 1/9/14	P-1	500,000	500,000

NJ Hlth. Care Fac. Fin. Auth. VRDN (Somerset Med. Ctr.), 0.04s, 7/1/24 (TD Bank, N.A. (LOC))(M)	VMIG1	860,000	860,000

Rutgers State U. VRDN, Ser. A, 0.03s, 5/1/18(M)	VMIG1	695,000	695,000

			2,055,000
New York (2.5%)

Monroe Cnty., Indl. Dev. Agcy. Civic Fac. VRDN
(Cherry Ridge Appartments, LLC), 0.08s, 1/1/35 (HSBC Bank USA, N.A. (LOC))(M)	A-1+	185,000	185,000
(Cherry Ridge Assisted Living), 0.08s, 1/1/35 (HSBC Bank USA, N.A. (LOC))(M)	A-1+	190,000	190,000

NY State Dorm. Auth. VRDN (Columbia U.), Ser. A, 0.04s, 9/1/39(M)	VMIG1	750,000	750,000

			1,125,000
North Carolina (5.0%)

NC Cap. Facs. Fin. Agcy. Commercial Paper, 0.1s, 1/2/14	P-1	500,000	500,000

NC Cap. Fin. Agcy. Edl. Fac. VRDN (Wake Forrest U.), Ser. B, 0.04s, 1/1/18(M)	VMIG1	570,000	570,000

U. of NC VRDN, Ser. C, 0.03s, 12/1/25(M)	VMIG1	715,000	715,000

Wake Cnty., VRDN, Ser. A, 0.05s, 3/1/26(M)	VMIG1	500,000	500,000

			2,285,000
Ohio (6.3%)

Columbus, Swr. VRDN, Ser. B, 0.04s, 6/1/32(M)	VMIG1	910,000	910,000

OH State VRDN, Ser. A, 0.04s, 2/1/23(M)	VMIG1	500,000	500,000

OH State Higher Edl. Fac. Comm. VRDN (Cleveland Clinic Foundation), Ser. B-4, 0.02s, 1/1/43(M)	VMIG1	885,000	885,000

OH State U. VRDN, Ser. B, 0.04s, 6/1/35(M)	VMIG1	570,000	570,000

			2,865,000
Pennsylvania (3.1%)

Beaver Cnty., Indl. Dev. Auth. VRDN (Elec. Co.), Ser. B, 0.02s, 11/1/25 (UBS AG (LOC))(M)	VMIG1	400,000	400,000

Delaware River Port Auth. PA & NJ VRDN, Ser. B, 0.04s, 1/1/26 (TD Bank, N.A. (LOC))(M)	VMIG1	850,000	850,000

Union City, Higher Edl. Fac. Fin. Auth. VRDN (Bucknell U.), Ser. B, 0.05s, 4/1/22(M)	VMIG1	170,000	170,000

			1,420,000
Rhode Island (1.7%)

RI State Hlth & Edl. Bldg. Corp. VRDN (Brown U.)
Ser. B, 0.04s, 9/1/43(M)	VMIG1	250,000	250,000
Ser. A, 0.04s, 5/1/35(M)	VMIG1	500,000	500,000

			750,000
Texas (12.8%)

Board of Regents of Texas Tech University Rev. Fin. Syst. Commercial Paper, Ser. A, 0.09s, 2/3/14	P-1	500,000	500,000

Harris Cnty., Cultural Ed. Fac. Fin. Corp. VRDN (The Methodist Hosp.), Ser. C-1, 0.03s, 12/1/24(M)	A-1+	900,000	900,000

Harris Cnty., Hlth. Fac. Dev. Corp. VRDN (Texas Childrens), Ser. B-1, 0.05s, 10/1/29(M)	VMIG1	870,000	870,000

San Antonio, Edu. Facs. Corp. VRDN (Trinity U.), 0.05s, 6/1/33(M)	A-1	400,000	400,000

Southwest, Higher Ed. Auth. VRDN (Southern Methodist U.), 0.04s, 7/1/15(M)	VMIG1	400,000	400,000

Tarrant Cnty., Cultural Ed. Fac. Fin. Corp. VRDN (TX Hlth. Resources), Ser. C, 0.04s, 11/15/33(M)	VMIG1	885,000	885,000

The Board of Regents of The Texas A&M University System Commercial Paper, 0.09s, 2/3/14	P-1	500,000	500,000

TX State VRDN (Veterans Hsg. Assistance II), Ser. D, 0.05s, 12/1/36 (Sumitomo Mitsui Banking (LOC))(M)	VMIG1	870,000	870,000

University of Texas System Board of Regents Rev. Fin. Syst. Commercial Paper, 0.08s, 4/7/14	P-1	500,000	500,000

			5,825,000
Utah (2.4%)

Murray City, Hosp. VRDN (IHC Hlth. Svcs., Inc.), Ser. D, 0.03s, 5/15/36(M)	Aa1	100,000	100,000

Murray City, Hosp. Rev. VRDN (IHC Hlth. Svcs., Inc.), Ser. C, 0.03s, 5/15/36(M)	Aa1	1,000,000	1,000,000

			1,100,000
Virginia (3.9%)

Cap. Beltway Funding Corp. VRDN (495 Hot Lanes), Ser. C, 0.03s, 12/31/47 (National Australia Bank (LOC))(M)	VMIG1	500,000	500,000

Loudoun Cnty., Indl. Dev. Auth. VRDN (Howard Hughes Med.), Ser. F, 0.04s, 2/15/38(M)	VMIG1	750,000	750,000

Regents of University of Virginia Commercial Paper, 0.1s, 4/2/14	P-1	500,000	500,000

			1,750,000
Washington (0.9%)

WA State Hsg. Fin. Comm. Non Profit VRDN (St. Vincent De Paul), Ser. A, 0.09s, 2/1/31 (Wells Fargo Bank N.A. (LOC))(M)	A-1+	400,000	400,000

			400,000
Wisconsin (2.2%)

WI State Hlth. & Edl. Facs. Auth. VRDN (Wheaton Franciscan Svcs.), Ser. B, 0.04s, 8/15/33 (U.S. Bank, N.A. (LOC))(M)	VMIG1	1,000,000	1,000,000

			1,000,000
TOTAL INVESTMENTS

Total investments (cost $41,843,000)(b)			$41,843,000

	Notes to the fund's portfolio
	Unless noted otherwise, the notes to the fund's portfolio are for the close of the fund's reporting period, which ran from October 1, 2013 through December 31, 2013 (the reporting period). Within the following notes to the portfolio, references to “ASC 820” represent Accounting Standards Codification 820 Fair Value Measurements and Disclosures, references to “Putnam Management” represent Putnam Investment Management, LLC, the fund's manager, an indirect wholly-owned subsidiary of Putnam Investments, LLC and references to “OTC”, if any, represent over-the-counter.
(a)	Percentages indicated are based on net assets of $45,350,985.
(RAT)	The Moody's, Standard & Poor's or Fitch ratings indicated are believed to be the most recent ratings available at the close of the reporting period for the securities listed. Ratings are generally ascribed to securities at the time of issuance. While the agencies may from time to time revise such ratings, they undertake no obligation to do so, and the ratings do not necessarily represent what the agencies would ascribe to these securities at the close of the reporting period. Securities rated by Putnam are indicated by “/P.” Securities rated by Fitch are indicated by “/F.” The rating of an insured security represents what is believed to be the most recent rating of the insurer's claims-paying ability available at the close of the reporting period, if higher than the rating of the direct issuer of the bond, and does not reflect any subsequent changes. Security ratings are defined in the Statement of Additional Information.
(b)	The aggregate identified cost on a financial reporting and tax basis is the same.
(M)	The security's effective maturity date is less than one year.
	The dates shown on debt obligations are the original maturity dates.
	The fund had the following sector concentrations greater than 10% at the close of the reporting period (as a percentage of net assets):
	Education	31.3%
	Financial	22.5
	Healthcare	17.5
	Security valuation: The valuation of the fund’s portfolio instruments is determined by means of the amortized cost method (which approximates fair value) as set forth in Rule 2a-7 under the Investment Company Act of 1940. The amortized cost of an instrument is determined by valuing it at its original cost and thereafter amortizing any discount or premium from its face value at a constant rate until maturity and is generally categorized as a Level 2 security.

ASC 820 establishes a three-level hierarchy for disclosure of fair value measurements. The valuation hierarchy is based upon the transparency of inputs to the valuation of the fund’s investments. The three levels are defined as follows:
Level 1: Valuations based on quoted prices for identical securities in active markets.
Level 2: Valuations based on quoted prices in markets that are not active or for which all significant inputs are observable, either directly or indirectly.
Level 3: Valuations based on inputs that are unobservable and significant to the fair value measurement.
The following is a summary of the inputs used to value the fund’s net assets as of the close of the reporting period:
		Valuation inputs

Investments in securities:	Level 1	Level 2	Level 3
Municipal bonds and notes	$—	$41,843,000	$—

Totals by level	$—	$41,843,000	$—

For additional information regarding the fund please see the fund's most recent annual or semiannual shareholder report filed on the Securities and Exchange Commission's Web site, www.sec.gov, or visit Putnam's Individual Investor Web site at www.putnaminvestments.com

Item 2. Controls and Procedures:

(a) The registrant’s principal executive officer and principal financial officer have concluded, based on their evaluation of the effectiveness of the design and operation of the registrant’s disclosure controls and procedures as of a date within 90 days of the filing date of this report, that the design and operation of such procedures are generally effective to provide reasonable assurance that information required to be disclosed by the registrant in this report is recorded, processed, summarized and reported within the time periods specified in the Commission’s rules and forms.

(b) Changes in internal control over financial reporting: Not applicable

Item 3. Exhibits:

Separate certifications for the principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the Investment Company Act of 1940, as amended, are filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Putnam Tax Exempt Money Market Fund

By (Signature and Title):

/s/ Janet C. Smith Janet C. Smith Principal Accounting Officer Date: February 27, 2014

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title):

/s/ Jonathan S. Horwitz Jonathan S. Horwitz Principal Executive Officer Date: February 27, 2014

By (Signature and Title):

/s/ Steven D. Krichmar Steven D. Krichmar Principal Financial Officer Date: February 27, 2014